Intangible assets, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible assets, net
Finite-lived intangible asset, useful life	11 years 7 months 6 days	11 years 7 months 6 days
Gross Carrying Amount	¥ 15,796	¥ 17,244
Accumulated Amortization	(6,480)	(7,858)
Impairment Amount	(1,593)	(1,593)
Net Carrying Amount	7,723	7,793		$ 1,104
Amortization expenses	¥ 1,089	¥ 987	¥ 1,304
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment, Long-Lived Asset, Held-for-Use	Impairment, Long-Lived Asset, Held-for-Use	Impairment, Long-Lived Asset, Held-for-Use
Intangible assets impairment loss	¥ 0	¥ 535	¥ 902
Amortization expenses related to the intangible assets for future periods
2026	1,118
2027	1,098
2028	949
2029	839
2030	540
2031 and thereafter	¥ 3,179
Non-compete Agreement
Intangible assets, net
Finite-lived intangible asset, useful life		8 years
Gross Carrying Amount		¥ 2,467
Accumulated Amortization		¥ (2,467)
Domain names and trademarks
Intangible assets, net
Finite-lived intangible asset, useful life	17 years 7 months 6 days	17 years 9 months 18 days
Gross Carrying Amount	¥ 7,306	¥ 6,715
Accumulated Amortization	(2,513)	(2,185)
Impairment Amount	(815)	(815)
Net Carrying Amount	¥ 3,978	¥ 3,715
Customer relationship
Intangible assets, net
Finite-lived intangible asset, useful life	8 years 8 months 12 days	8 years 8 months 12 days
Gross Carrying Amount	¥ 5,531	¥ 5,157
Accumulated Amortization	(2,018)	(1,416)
Impairment Amount	(112)	(112)
Net Carrying Amount	¥ 3,401	¥ 3,629
Technology and Others
Intangible assets, net
Finite-lived intangible asset, useful life	5 years 4 months 24 days	5 years 4 months 24 days
Gross Carrying Amount	¥ 2,959	¥ 2,905
Accumulated Amortization	(1,949)	(1,790)
Impairment Amount	(666)	(666)
Net Carrying Amount	¥ 344	¥ 449